EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
EARNINGS PER SHARE
Net loss attributed to holder of ordinary shares	$ (60,065)	$ (74,996)
Net loss adjusted for dilutive securities	$ (60,065)	$ (74,996)
Weighted-average number of common shares outstanding-basic and diluted	172,825,384	172,613,664
Basic loss per share (in dollars per share)	$ (0.35)	$ (0.43)
Diluted loss per share (in dollars per share)	$ (0.35)	$ (0.43)
Common shares issuable upon assumed conversion of convertible debt, share options and restricted shares
Anti-dilutive securities excluded from computation of earnings per share
Anti-dilutive securities (in shares)	21,785,034	21,175,141